Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 1,318	€ 968	€ 1,039
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	8,229	8,930	8,651
Fair value of plan assets	6,397	6,993	6,899
Effect of asset ceiling	(4)	(6)	(18)
Net amount shown in the balance sheet at end of period	1,836	1,943	1,770
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	862	611	804
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,228	1,322	1,324
Fair value of plan assets	667	675	697
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	561	647	627
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,651	2,911	2,730
Fair value of plan assets	2,239	2,401	2,317
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	412	510	413
US | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,427	1,528	1,546
Fair value of plan assets	744	825	860
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	683	703	686
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,994	2,174	2,080
Fair value of plan assets	1,891	2,235	2,175
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	103	(61)	(95)
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	456	357	235
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	929	995	971
Fair value of plan assets	856	857	850
Effect of asset ceiling	(4)	(6)	(18)
Net amount shown in the balance sheet at end of period	€ 77	€ 144	€ 139